SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, New York 10017

Tel: (212) 455-2000
Fax: (212) 455-2502

May 29, 2009

Re:	Registration Statement on
Form N-2 for The India Fund, Inc. (811-08266)

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0505

Ladies and Gentlemen:

On behalf of The India Fund, Inc., a corporation organized under the laws of Maryland (the “Registrant”), we submit by direct electronic transmission the Registrant’s Registration Statement on Form N-2 (Amendment No. 11 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended), together with exhibits thereto, for the registration of shares of its common stock in connection with a rights offering.

The filing fee in the amount of $55.80 has been deposited by wire transfer of same-day funds to the Securities and Exchange Commission’s account at US Bank, which will be applied to the filing of the Registration Statement.

Please do not hesitate to call Sarah Cogan at 212-455-3575, Gabrielle Kelleher at 212-455-7696 or Matthew Hanley at 212-455-2031 of this firm with any questions you may have regarding this filing.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP